DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Strategic Income Fund

Supplement Dated December 31, 2013 to Prospectus Dated February 28, 2013

Effective December 31, 2013, the lists of Portfolio Managers for the Diamond Hill Research Opportunities Fund on Page 18 and Page 28 are revised as follows:

Krishna Mohanraj	Research Analyst	12/31/13

Additionally, the following paragraph is inserted on page 30:

Mr. Mohanraj has a Bachelor of Technology from the Indian Institute of Technology, Madras (Chennai, India), a Master of Science from The University of Texas at Austin, a Master of Business Administration from the London Business School (with distinction), and holds the CFA designation. Mr. Mohanraj has been an investment professional with the Adviser since 2012. From 2011 to 2012, Mr. Mohanraj was a Senior Research Associate at Sanford C. Bernstein. From 2008 to 2009, Mr. Mohanraj was a Quantitative Analyst at Exelon Corporation. From 2005 to 2008, Mr. Mohanraj was a Product Manager with MCA Solutions. From 1999 to 2004, Mr. Mohanraj was a Solution Architect with i2 Technologies.

This Supplement and the Prospectus dated February 28, 2013 provide the information a prospective investor ought to know before investing and should be retained for future reference.

DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Strategic Income Fund

Supplement Dated December 31, 2013 to Prospectus Dated February 28, 2013

Effective December 31, 2013, the lists of Portfolio Managers for the Diamond Hill Research Opportunities Fund on Page 20 and Page 27 are revised as follows:

Krishna Mohanraj	Research Analyst	12/31/13

Additionally, the following paragraph is inserted on page 28:

Mr. Mohanraj has a Bachelor of Technology from the Indian Institute of Technology, Madras (Chennai, India), a Master of Science from The University of Texas at Austin, a Master of Business Administration from the London Business School (with distinction), and holds the CFA designation. Mr. Mohanraj has been an investment professional with the Adviser since 2012. From 2011 to 2012, Mr. Mohanraj was a Senior Research Associate at Sanford C. Bernstein. From 2008 to 2009, Mr. Mohanraj was a Quantitative Analyst at Exelon Corporation. From 2005 to 2008, Mr. Mohanraj was a Product Manager with MCA Solutions. From 1999 to 2004, Mr. Mohanraj was a Solution Architect with i2 Technologies.

This Supplement and the Prospectus dated February 28, 2013 provide the information a prospective investor ought to know before investing and should be retained for future reference.

DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Strategic Income Fund

Supplement Dated December 31, 2013 to Statement of Additional Information

Dated February 28, 2013

Effective December 31, 2013, Krishna Mohanraj is added as a portfolio manager to the Research Opportunities Fund. Accordingly, effective December 31, 2013, this Statement of Additional Information is revised as follows:

The Portfolio Manager Holdings section beginning on Page 32 is revised with the following additional information:

Fund	Portfolio Manager / Assistant Portfolio Manager		Dollar Range of Shares in the Fund
			$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Research Opportunities Fund	Krishna Mohanraj	PM		X

Individual	Title	Dollar Range of Shares in all Diamond Hill Funds
		$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Krishna Mohanraj	Portfolio Manager		X

The Other Portfolio Manager Information section beginning on Page 34 is revised to add the following sentence after the last table:

Mr. Mohanraj does not manage any accounts other than the Research Opportunities Fund.

This Supplement and the prospectus dated February 28, 2013 and Statement of Additional Information dated February 28, 2013, provide the information a prospective investor ought to know before investing and should be retained for future reference.